Consolidated Statements of Operations - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues
Premiums and other considerations		$ 5,264.3	$ 4,714.0	$ 5,880.8
Fees and other revenues		2,207.9	2,679.6	2,353.6
Net investment income (loss)		2,852.3	3,633.7	3,324.9
Net realized capital gains (losses)	[1]	(1.2)	(18.5)	105.6
Net realized capital gains (losses) on funds withheld assets	[1]	749.4
Change in fair value of funds withheld embedded derivative		3,652.8	0.0	0.0
Total revenues		14,725.5	11,008.8	11,664.9
Expenses
Benefits, claims and settlement expenses		5,650.7	6,482.6	7,837.5
Dividends to policyholders		94.8	94.8	120.2
Operating expenses		3,139.2	2,744.6	2,479.7
Total expenses		8,884.7	9,322.0	10,437.4
Income (loss) before income taxes		5,840.8	1,686.8	1,227.5
Income taxes (benefits)		1,117.6	233.2	160.1
Net income (loss)		4,723.2	1,453.6	1,067.4
Net income (loss) attributable to noncontrolling interest		62.2	24.3	19.4
Net income (loss) attributable to Principal Life Insurance Company		$ 4,661.0	$ 1,429.3	$ 1,048.0

[1]	Includes realized and unrealized gains (losses). See Note 5, Investments, for further details.